Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$
At cost:
Property	397,389	439,480	70,831
Leasehold improvements	228,101	359,870	58,001
Computer and network equipment	960,029	2,225,419	358,672
Optical fibers	64,700	207,423	33,431
Office equipment	6,717	18,472	2,977
Motor vehicles	1,751	6,893	1,111

	1,658,687	3,257,557	525,023
Less: accumulated depreciation	(429,761)	(706,111)	(113,804)

	1,228,926	2,551,446	411,219
Construction-in-progress	173,251	485,261	78,210

	1,402,177	3,036,707	489,429

Depreciation expense was RMB92,786, RMB141,286 and RMB278,986 (US$44,964) for the years ended December 31, 2012, 2013 and 2014, respectively, and were included in the following captions:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Cost of revenues	69,883	103,002	225,680	36,373
Sales and marketing expenses	814	2,097	3,397	575
General and administrative expenses	2,691	10,271	19,433	3,104
Research and development expenses	19,398	25,916	30,476	4,912

	92,786	141,286	278,986	44,964

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2013	2014
	RMB	RMB	US$
Property	365,353	365,353	58,884
Computer and network equipment	87,896	164,483	26,510
Optical fibers	64,700	207,423	33,431

	517,949	737,259	118,825
Less: accumulated depreciation	(51,935)	(74,237)	(11,965)

	466,014	663,022	106,860

Depreciation of property, computer and network equipment and optical fibers under capital leases was RMB15,934, RMB18,820 and RMB22,302 (US$3,594), for the years ended December 31, 2012, 2013 and 2014, respectively.

The carrying amounts of computer and network equipment pledged by the Company to secure banking borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	December 31,
	2013	2014
	RMB	RMB	US$
Property	—	22,921	3,694
Computer and network equipment	94,129	42,115	6,788